Related party transactions (Details) € in Millions	12 Months Ended
Dec. 31, 2025 EUR (€)
Unilever Group Companies
Disclosure of transactions between related parties [line items]
Percentage of ownership interest	19.90%
RFM Corporation Inc | Magnum RFM Ice Cream Inc
Disclosure of transactions between related parties [line items]
Dividend paid to RFM Corporation	€ 9